UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK - 83.7%
--------------------------------------------------------------------------------

                                                           SHARES               VALUE
                                                         -----------       --------------
  BRAZIL - 1.0%
     Banco do Brasil ...............................         113,256       $    1,785,310
     Banco Nossa Caixa .............................          61,100            1,036,115
     Brasil Telecom Participacoes ..................               1                   18
     Cia de Bebidas das Americas ...................              32                   22
     Cia de Saneamento Basico do Estado de Sao Paulo         148,921            3,535,503
     CPFL Energia ..................................          75,700            1,436,777
     Embratel Participacoes * ......................             794                    3
     Light * .......................................     150,000,000            2,340,640
     Seara Alimentos * (a)..........................             911                    3
     Sociedad de Participacoes Cime * (a)...........         131,000                   -
     Tele Norte Celular Participacoes * ............             794                    1
     Telemig Celular Participacoes .................             794                    5
     Tim Participacoes .............................               2                    8
     Usinas Siderurgicas de Minas Gerais ...........           2,500              177,791
                                                                           --------------
                                                                               10,312,196
                                                                           --------------
  CHINA - 4.3%
     China Petroleum & Chemical, Cl H (b)...........      32,234,000           34,205,737
     China Yurun Food Group (b).....................         172,000              183,145
     FU JI Food and Catering Services Holdings (b)..          67,000              191,131
     Luthai Textile, Cl B ..........................         267,600              336,479
     PetroChina, Cl H (b)...........................       2,554,000            3,765,455
     Shimao Property Holdings (b)...................       2,030,500            5,354,192
                                                                           --------------
                                                                               44,036,139
                                                                           --------------
  HONG KONG - 3.6%
     China Everbright * (b).........................         370,000              856,024
     China Mobile (b)...............................       2,606,500           29,951,300
     Denway Motors (b)..............................       1,728,000              795,927
     Kingboard Chemical Holdings (b)................         955,000            5,257,046
                                                                           --------------
                                                                               36,860,297
                                                                           --------------
  HUNGARY - 0.3%
     MOL Hungarian Oil and Gas (b)..................          22,158            3,414,269
                                                                           --------------


THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES               VALUE
                                                         -----------       --------------
  INDIA - 0.4%
     Ansal Properties & Infrastructure (b)..........          55,070       $      364,686
     Bank of India (b)..............................         269,163            1,706,013
     Canara Bank (b)................................          33,018              210,483
     GAIL India (b).................................          37,595              312,404
     Great Eastern Shipping (b).....................          59,462              498,871
     Hindustan Petroleum (b)........................         101,102              643,001
                                                                           --------------
                                                                                3,735,458
                                                                           --------------
  INDONESIA - 0.3%
     Bank Central Asia (b)..........................       2,111,000            1,416,007
     Berlian Laju Tanker (b)........................         951,000              192,155
     Bumi Resources (b).............................       2,780,000              799,130
     International Nickel Indonesia (b).............          34,000              206,630
     PT Astra International (b).....................         502,500            1,001,612
                                                                           --------------
                                                                                3,615,534
                                                                           --------------
  ISRAEL - 2.7%
     Bank Hapoalim (b)..............................       2,243,077           10,558,681
     Bank Leumi Le-Israel (b).......................         466,945            1,718,623
     Bezeq Israeli Telecommunication (b)............       1,170,927            1,900,724
     Clal Insurance * (b)...........................          24,638              588,851
     Delek Group (b)................................           8,802            1,928,477
     Discount Investment (b)........................          33,464            1,011,002
     Elbit Medical Imaging (b)......................          19,289              827,649
     Elbit Systems (b)..............................          12,761              514,962
     Harel Insurance Investments & Finances (b).....          14,617              725,934
     IDB Development (b)............................          27,798              984,997
     IDB Holding (b)................................          16,979              505,891
     Israel (b).....................................           1,260              897,028
     Mizrahi Tefahot Bank (b).......................         311,909            2,167,464
     Oil Refineries * ..............................         370,074              294,052
     Partner Communications (b).....................         162,379            2,671,848
                                                                           --------------
                                                                               27,296,183
                                                                           --------------
  MALAYSIA - 1.4%
     Bumiputra-Commerce Holdings (b)................         526,900            1,776,033


THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES               VALUE
                                                         -----------       --------------
  MALAYSIA - CONTINUED
     Bursa Malaysia (b).............................         180,100       $      589,475
     Digi.Com (b)...................................         311,000            1,937,714
     Eden * (b).....................................       1,905,000              635,268
     IOI (b)........................................       2,837,500            4,310,648
     IOI Properties (b).............................             500                1,996
     Land & General * (b)...........................       6,765,300            1,267,708
     Leader Universal Holdings (b)..................       1,429,800              512,883
     Nam Fatt * (b).................................       2,127,600              542,279
     Tenaga Nasional (b)............................         787,800            2,482,463
     YTL (b)........................................               -                    1
                                                                           --------------
                                                                               14,056,468
                                                                           --------------
  MEXICO - 4.5%
     Alfa, Ser A ...................................         219,400            1,506,640
     America Movil, Ser L ..........................       4,302,800           12,853,654
     Grupo Celanese, Ser B * (a)....................          99,000                    -
     Grupo Financiero Banorte, Ser O (c)............         852,400            3,853,691
     Grupo Mexico, Ser B (c)........................       2,312,877           16,137,625
     Grupo Televisa, Ser CPO (c)....................         692,500            3,494,067
     Telefonos de Mexico, Ser L ....................       4,717,800            8,065,019
                                                                           --------------
                                                                               45,910,696
                                                                           --------------
  PAKISTAN - 0.3%
     MCB Bank ......................................         594,550            3,195,214
                                                                           --------------

  PHILIPPINES - 0.3%
     International Container Term Services (b)......       1,787,800            1,225,200
     Philippine Long Distance Telephone (b).........          29,070            1,652,897
                                                                           --------------
                                                                                2,878,097
                                                                           --------------
  POLAND - 2.5%
     BRE Bank * (b).................................           3,035              547,867
     Globe Trade Centre * (b).......................          87,669            1,209,426
     Grupa Lotos (b)................................          18,813              353,883
     KGHM Polska Miedz (b)..........................         390,422           17,361,503


THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES               VALUE
                                                         -----------       --------------
  POLAND - CONTINUED
     Polski Koncern Naftowy Orlen * (b).............         294,989       $    5,792,074
                                                                           --------------
                                                                               25,264,753
                                                                           --------------
  RUSSIA - 8.2%
     LUKOIL ADR ....................................         531,605           42,980,264
     MMC Norilsk Nickel ADR ........................          50,096           11,872,752
     Mobile Telesystems ADR * ......................         152,854            9,775,014
     OAO Gazprom ADR (b)............................         301,368           12,895,186
     Surgutneftegaz ADR (b)(c)......................          33,748            1,883,311
     Vimpel-Communications ADR .....................          48,100            5,093,790
                                                                           --------------
                                                                               84,500,317
                                                                           --------------
  SOUTH AFRICA - 3.0%
     Anglo American (b).............................          34,904            2,004,089
     Anglo Platinum (b).............................          10,408            1,432,095
     Barloworld (b).................................          70,208            1,238,103
     Lewis Group (b)................................          37,485              323,116
     Massmart Holdings (b)..........................          22,078              258,538
     Mittal Steel South Africa (b)..................         130,847            2,266,143
     Mondi .........................................              -                     3
     Standard Bank Group (b)........................         336,234            4,777,328
     Telkom (b).....................................         785,637           18,479,521
                                                                           --------------
                                                                               30,778,936
                                                                           --------------
  SOUTH KOREA - 23.1%
     Core Logic (b).................................          13,370              250,821
     Dae Hyun (b)...................................         266,890              358,348
     Daishin Securities (b).........................          84,200            3,369,403
     Dongbu Insurance (b)...........................         974,750           40,762,632
     Dongkuk Steel Mill (b).........................               8                  308
     Halim * (b)....................................         367,626            1,232,310
     Hanjin Shipping (b)............................         139,520            8,820,600
     Hanwha Chemical (b)............................          97,960            2,391,923
     Honam Petrochemical (b)........................          44,208            6,043,897
     Hwa Sung Industrial (b)........................          27,390              693,393
     Hyundai H&S (b)................................          21,519            2,521,923
     Hyundai Mipo Dockyard (b)......................          37,989           11,979,286


THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES               VALUE
                                                         -----------       --------------
  SOUTH KOREA - CONTINUED
     Hyundai Steel (b)..............................         399,990       $   28,794,947
     Jinheung Mutual Savings Bank * (b).............          32,610              300,774
     KCC Engineering & Construction (b).............           3,940              333,669
     Kolon Engineering & Construction (b)...........          69,940            1,337,203
     Korea Electric Power (b).......................         133,510            6,403,010
     Korea Kumho Petrochemical (b)..................          24,147            1,895,476
     Korea Line (b).................................          28,416            4,841,656
     Korean Petrochemical (b).......................          14,900            1,213,724
     KP Chemical * (b)..............................         133,750            1,697,332
     KT (b).........................................         345,390           16,517,909
     Kyeryong Construction Industrial (b)...........          54,212            3,555,254
     LG Petrochemical (b)...........................          84,420            3,993,999
     LS Cable (b)...................................          18,610            1,683,619
     Mirae Asset Securities (b).....................          33,042            3,163,874
     Pacific (b)....................................          13,931            2,777,825
     POSCO (b)......................................          97,307           56,285,149
     Samho International (b)........................          20,610              635,643
     SK Energy * ...................................          36,752            6,278,633
     SK Holdings (b)................................          15,012            2,820,119
     Ssangyong Engineering & Construction (b).......          43,835              976,785
     STX Pan Ocean (b)..............................         444,000              684,025
     Tong Yang Investment Bank (b)..................          39,380              858,408
     TS (b).........................................           9,320              473,203
     Woori Finance Holdings (b).....................         251,110            6,468,116
     Youngone (b)...................................         465,640            4,129,839
                                                                           --------------
                                                                              236,545,035
                                                                           --------------
  TAIWAN - 16.1%
     Acer (b).......................................              14                   31
     Advanced Semiconductor Engineering * (b).......       3,110,000            4,044,767
     Altek (b)......................................         747,000            1,698,364
     Asustek Computer (b)...........................       1,061,000            3,013,917
     Chain Chon Industrial (b)......................         263,160              198,483
     Charoen Pokphand Enterprise (b)................       1,580,000              938,276


THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES               VALUE
                                                         -----------       --------------
  TAIWAN - CONTINUED
     China Steel (b)................................       1,178,643       $    1,538,374
     Chung Hung Steel * (b).........................         664,000              316,775
     Chunghwa Picture Tubes * (b)...................       2,394,000              679,173
     Chunghwa Telecom (b)...........................       1,954,700            3,363,857
     Compal Electronics (b).........................       1,354,454            1,539,245
     Compeq Manufacturing (b).......................         848,000              437,048
     Creative Sensor (b)............................         286,000              460,263
     D-Link (b).....................................         337,620              836,116
     Far Eastern Textile (b)........................      11,861,341           13,517,313
     Far EasTone Telecommunications (b).............       9,723,800           11,260,355
     Farglory Developers (b)........................          44,000               92,544
     Gamania Digital Entertainment * (b)............         808,000            1,055,861
     Grand Pacific Petrochemical * (b)..............         728,000              290,224
     HannStar Display * (b).........................       4,271,000            1,223,568
     High Tech Computer (b).........................             680               12,384
     HON HAI Precision Industry (b).................         477,316            3,925,705
     Inotera Memories (b)...........................       1,654,000            2,034,978
     Inventec (b)...................................         922,388              639,523
     KEE TAI Properties (b).........................         394,000              475,071
     King Yuan Electronics (b)......................         790,285              577,007
     KYE Systems (b)................................         221,000              475,984
     Li Peng Enterprise * (b).......................         859,100              317,978
     Macronix International * (b)...................       7,979,000            5,129,466
     Makalot Industrial (b).........................         135,363              398,092
     Micro-Star International (b)...................       3,290,000            3,044,921
     Mosel Vitelic (b)..............................       3,437,000            6,281,769
     Nanya Technology (b)...........................      11,864,417            9,611,335
     Phihong Technology (b).........................          40,500               52,466
     POU Chen (b)...................................         739,406              830,046
     Powerchip Semiconductor (b)....................       6,337,043            4,066,323
     Powertech Technology (b).......................       2,411,320           11,259,626
     President Chain Store (b)......................          90,000              249,135
     ProMOS Technologies (b)........................      25,528,583            9,847,532


THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES               VALUE
                                                         -----------       --------------
  TAIWAN - CONTINUED
     Quanta Storage (b).............................         187,359       $      299,895
     Ritek * (b)....................................       3,877,000            1,389,674
     Shih Wei Navigation (b)........................         740,000            1,544,463
     Shin Kong Financial Holding (b)................       4,809,826            5,811,545
     Sigurd Microelectronics (b)....................         401,000              318,204
     Siliconware Precision Industries ..............       5,756,664           11,004,355
     Sincere Navigation (b).........................         139,000              304,356
     Sirtec International (b).......................         427,000              207,972
     Taiwan Semiconductor Manufacturing (b).........       8,077,056           15,864,340
     Taiwan Surface Mounting Technology (b).........         246,100              617,347
     Tatung * (b)...................................       1,300,000              690,624
     ThaiLin Semiconductor (b)......................         566,000              447,924
     Tung Ho Steel Enterprise (b)...................         835,000            1,054,709
     U-Ming Marine Transport * (b)..................       1,009,000            2,661,423
     Unitech Printed Circuit Board * (b)............         883,000              929,952
     United Microelectronics * (b)..................      23,824,381           13,265,895
     Universal Scientific Industrial (b)............         491,000              393,085
     Vanguard International Semiconductor (b).......       1,429,009            1,219,928
     Wan Hai Lines (b)..............................         248,000              193,738
     Wei Chuan Food * (b)...........................         246,000              199,809
     Wistron (b)....................................             273                  553
     WPG Holdings (b)...............................         892,084              791,100
                                                                           --------------
                                                                              164,944,786
                                                                           --------------
  THAILAND - 5.7%
     Aromatics Thailand (b).........................       1,510,100            3,241,683
     Bangkok Bank (b)...............................         206,500              772,573
     Banpu (b)......................................         122,400            1,011,457
     CalComp Electronics (b)........................       8,904,000            3,242,386
     Electricity Generating * (b)...................          72,400              267,565
     IRPC (b).......................................      14,794,151            3,029,307
     Krung Thai Bank (b)............................       5,276,000            1,816,217
     Premier Enterprise * (b).......................       8,020,400              353,869
     PTT (b)........................................       2,624,400           24,118,640


THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES               VALUE
                                                         -----------       --------------
  THAILAND - CONTINUED
     PTT Exploration & Production (b)...............         598,300       $    2,244,177
     Rayong Refinery (b)............................       4,663,000            3,291,287
     Samart (b).....................................       1,181,972              287,603
     Shin Satellite (b).............................       2,025,200              695,948
     Siam Commercial Bank (b).......................         390,100              933,987
     Siam Steel International (b)...................       5,280,000              764,000
     Thai Airways International (b).................         393,500              557,186
     Thai Oil (b)...................................       4,169,600           10,673,201
     Thoresen Thai Agencies (b).....................         826,600            1,313,885
     TPI Polene (b).................................         481,500              234,699
                                                                           --------------
                                                                               58,849,670
                                                                           --------------
  TURKEY - 6.0%
     Akbank (b).....................................       2,049,804           13,717,968
     Aksa Akrilik Kimya Sanayii (b).................          66,748              194,950
     Dogan Sirketler Grubu Holdings * (b)...........       3,424,520            7,348,075
     Ford Otomotiv Sanayi (b).......................          43,017              421,536
     Haci Omer Sabanci Holding (b)..................         815,679            4,517,261
     Petkim Petrokimya Holding * (b)................          68,469              547,850
     Petrol Ofisi * (b).............................         389,321            1,671,399
     Tupras Turkiye Petrol Rafine (b)...............         173,762            4,237,926
     Turk Hava Yollari * (b)........................          94,040              698,476
     Turk Sise ve Cam Fabrikalari (b)...............       3,622,307           16,109,029
     Turkcell Iletisim Hizmet (b)...................         179,761            1,265,502
     Turkiye Garanti Bankasi, Cl C (b)..............         503,257            3,420,226
     Usas Ucak Servisi (b)..........................         378,569              961,039
     Vestel Elektronik Sanayi * (b).................         255,672              637,634
     Yapi ve Kredi Bankasi * (b)....................       1,925,604            5,710,981
                                                                           --------------
                                                                               61,459,852
                                                                           --------------


THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES               VALUE
                                                         -----------       --------------
  VENEZUELA - 0.0%
     Cia Anonima Nacional Telefonos de Venezuela,
        Cl D  ......................................             109       $          153
                                                                           --------------

     TOTAL COMMON STOCK
        (Cost $524,043,046) .........................                         857,654,053
                                                                           --------------
-----------------------------------------------------------------------------------------
  PREFERRED STOCK - 13.6%
-----------------------------------------------------------------------------------------
  BRAZIL - 13.6%
     Banco Bradesco ................................       1,611,186           42,047,670
     Brasil Telecom ................................          43,829              376,621
     Brasil Telecom Participacoes ..................              -                     1
     Braskem, Ser A ................................          54,400              498,640
     Centrais Eletricas de Santa Catarina, Ser B ...          31,900              626,453
     Cia Brasileira de Distribuicao Grupo Pao de
        Acucar  ....................................             921                   35
     Cia de Transmissao de Energia Eletrica Paulista             476                   10
     Cia Paranaense de Energia, Ser B ..............     267,600,000            4,395,849
     Elektro Eletricidade e Servicos ...............             638                    6
     Embratel Participacoes ........................              60                    -
     Investimentos Itau ............................       4,493,570           28,238,347
     Lojas Americanas ..............................             327                   29
     Metalurgica Gerdau ............................         513,939           17,184,929
     Noxville Investimentos * (a)...................             327                    -
     Petroleo Brasileiro ...........................         909,600           25,563,038
     Tam ...........................................          80,800            2,187,145
     Tele Norte Celular Participacoes * ............              60                    -
     Telecomunicacoes de Sao Paulo .................          16,500              520,283
     Telemar Norte Leste ...........................          62,700            2,123,168
     Telemig Celular Participacoes .................              60                    -
     Tractebel Energia, Ser B * ....................               1                    -
     Usinas Siderurgicas de Minas Gerais, Ser A ....         244,700           15,065,655


THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  PREFERRED STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES               VALUE
                                                         -----------       --------------
  BRAZIL - CONTINUED
     Vale do Rio Doce * (a).........................          19,960       $            -
                                                                           --------------

     TOTAL PREFERRED STOCK
        (Cost $68,050,710) .........................                          138,827,879
                                                                           --------------
-----------------------------------------------------------------------------------------
  RIGHTS - 0.0%
-----------------------------------------------------------------------------------------
  BRAZIL - 0.0%
     Ambev, Expires 04/30/08 .......................              32                    -
                                                                           --------------

  TURKEY - 0.0%
     Anadolu Sigorta, Expires 04/30/08 .............         152,631              270,084
                                                                           --------------

     TOTAL RIGHTS
        (Cost $218,419) ............................                              270,084
                                                                           --------------
-----------------------------------------------------------------------------------------
  SHORT-TERM INVESTMENT - 0.7%
-----------------------------------------------------------------------------------------
     Union Bank of California Diversified Money
        Market Fund, Fiduciary Shares, 4.990% (d)
        (Cost $7,154,418) ..........................       7,154,418            7,154,418
                                                                           --------------
-----------------------------------------------------------------------------------------
  MASTER NOTE - 0.2%
-----------------------------------------------------------------------------------------
                                                            FACE
                                                           AMOUNT
                                                         -----------
     Bear Stearns, 5.575%, 08/01/07 (e) (f)
        (Cost $2,500,000) ..........................     $ 2,500,000            2,500,000
                                                                           --------------
-----------------------------------------------------------------------------------------
  COMMERCIAL PAPER - 0.2%
-----------------------------------------------------------------------------------------
     Autobahn Funding, 5.501%, 08/01/07 (e) (f)
        (Cost $2,499,618) ..........................       2,500,000            2,499,618
                                                                           --------------


THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  REPURCHASE AGREEMENT - 0.3%
--------------------------------------------------------------------------------
                                                            FACE
                                                           AMOUNT               VALUE
                                                         -----------       --------------
     Lehman Brothers
        5.425%, dated 07/31/07, to be repurchased on
        08/01/07, repurchase price $2,519,049
        (collateralized by Asset Backed Securities,
        ranging in par value $2,510,000-$15,731,000,
        0.000%-0.000%, 2/25/35-8/25/37, with a
        total market value of $2,571,971) (e)
        (Cost $2,518,669) ..........................     $ 2,518,669       $    2,518,669
                                                                           --------------

     TOTAL INVESTMENTS - 98.7%
        (Cost $606,984,880)  + .....................                       $1,011,424,721
                                                                           ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,024,787,001.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITIES FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THESE SECURITIES ARE CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2007 WAS $3 OR 0.0% OF NET ASSETS.
(B) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2007, WAS $710,600,452 AND REPRESENTED 69.3% OF NET ASSETS.
(C) THESE SECURITIES OR A PARTIAL POSITION OF THESE SECURITIES WERE ON LOAN. THE TOTAL VALUE OF SECURITIES ON LOAN AS OF JULY 31, 2007 WAS $7,178,115.
(D)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2007.
(E) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2007 WAS $7,518,287.
(F)  RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

ADR  - AMERICAN DEPOSITARY RECEIPT
CL   - CLASS
SER  - SERIES

+ AT JULY 31, 2007, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $606,984,880, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $410,117,972 AND $(5,678,131), RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

      THE PORTFOLIO MAY LEND PORTFOLIO SECURITIES PURSUANT TO A SECURITIES LENDING AGREEMENT ("LENDING AGREEMENT") WITH UNION BANK OF CALIFORNIA. UNLESS OTHERWISE AGREED, LOANS OF PORTFOLIO SECURITIES MADE PURSUANT TO THE LENDING AGREEMENT ARE REQUIRED AT ALL TIMES TO BE SECURED BY COLLATERAL EQUAL TO AT LEAST 105% OF THE CURRENT MARKET VALUE OF THE SECURITIES LOANED. CASH COLLATERAL RECEIVED IS INVESTED PURSUANT TO THE TERMS OF THE LENDING AGREEMENT. ALL SUCH INVESTMENTS ARE MADE AT THE RISK OF THE PORTFOLIO, AS SUCH, THE PORTFOLIO IS LIABLE FOR INVESTMENT LOSSES. THE PORTFOLIO RECEIVES AN ANNUAL FEE FOR ITS PARTICIPATION IN THE LENDING AGREEMENT BASED ON PROJECTED LENDING ACTIVITY.

      FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

  ACA-QH-001-0700

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------------------------
                                          James F. Volk
                                          President

Date: September 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------------------------
                                          James F. Volk
                                          President

Date: September 19, 2007

By (Signature and Title)*                 /s/ Michael Lawson
                                          -----------------------------------
                                          Michael Lawson
                                          Controller & CFO

Date: September 19, 2007
* Print the name and title of each signing officer under his or her signature.